FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy Measurements of Financial Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets
Available-for-sale fixed maturity securities	$ 96,657,000,000
Equity securities	6,924,000,000	$ 7,972,000,000
Investment real estate	3,251,000,000	3,000,000,000
Real estate partnerships	4,949,000,000	4,241,000,000
Investment funds	12,421,000,000	8,962,000,000
Short-term investments	612,000,000	475,000,000
Derivative assets	171,000,000	63,000,000
Cash and cash equivalents	12,609,000,000	13,014,000,000
Other assets – market risk benefit assets	2,539,000,000	2,783,000,000
Separate account assets	874,000,000	822,000,000
Liabilities
Policyholders’ account balances – embedded derivative	6,645,000,000	6,488,000,000
Market risk benefits	4,751,000,000	4,536,000,000
Derivative liabilities	5,016,000,000	119,000,000
Separate account liabilities	874,000,000	822,000,000	$ 1,322,000,000	$ 1,343,000,000
Equities without readily determinable fair values	260,000,000	250,000,000
Cost of equity securities	6,500,000,000	6,700,000,000
Amounts loaned under reverse repurchase agreements		400,000,000
Collateral fair value		872,000,000
Not subject to fair value hierarchy
Assets
Investment funds	349,000,000	662,000,000
Liabilities
Derivative asset collateral	2,900,000,000	1,500,000,000
Derivative liability collateral	1,300,000,000	0
Total Fair Value
Assets
Available-for-sale fixed maturity securities	96,657,000,000	64,209,000,000
Equity securities	6,664,000,000	7,714,000,000
Investment real estate	1,245,000,000	1,253,000,000
Real estate partnerships	2,399,000,000	2,385,000,000
Investment funds	150,000,000	152,000,000
Short-term investments	612,000,000	475,000,000
Derivative assets	3,065,000,000	1,611,000,000
Separately managed accounts	49,000,000	54,000,000
Other	575,000,000	407,000,000
Cash and cash equivalents	12,609,000,000	13,014,000,000
Reinsurance funds withheld – embedded derivative	56,000,000	48,000,000
Premiums due and other receivables – derivative asset	16,000,000	19,000,000
Other assets – market risk benefit assets	1,167,000,000	1,174,000,000
Separate account assets	874,000,000	822,000,000
Total financial assets	126,138,000,000	93,337,000,000
Liabilities
Policyholders’ account balances – embedded derivative	6,625,000,000	6,414,000,000
Market risk benefits	4,751,000,000	4,536,000,000
Funds withheld for reinsurance liabilities – embedded derivative	20,000,000	74,000,000
Derivative liabilities	1,847,000,000	37,000,000
Separate account liabilities	874,000,000	822,000,000
Total financial liabilities	14,117,000,000	11,883,000,000
Other invested assets	575,000,000
Total Fair Value | U.S. treasury and government
Assets
Available-for-sale fixed maturity securities	327,000,000	360,000,000
Total Fair Value | U.S. state and municipal
Assets
Available-for-sale fixed maturity securities	3,070,000,000	3,158,000,000
Total Fair Value | Foreign governments
Assets
Available-for-sale fixed maturity securities	14,154,000,000	1,851,000,000
Total Fair Value | Corporate debt securities
Assets
Available-for-sale fixed maturity securities	68,235,000,000	48,599,000,000
Total Fair Value | Residential mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	1,088,000,000	1,204,000,000
Total Fair Value | Commercial mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	3,827,000,000	3,738,000,000
Total Fair Value | Collateralized debt securities
Assets
Available-for-sale fixed maturity securities	5,956,000,000	5,299,000,000
Total Fair Value | Common stock
Assets
Equity securities	6,123,000,000	7,222,000,000
Total Fair Value | Preferred stock
Assets
Equity securities	541,000,000	492,000,000
Total Fair Value | Financial assets valued in accordance with ASC 825
Assets
Real estate partnerships		2,300,000,000
Liabilities
Other invested assets		407,000,000
Level 1
Assets
Available-for-sale fixed maturity securities	268,000,000	299,000,000
Equity securities	6,063,000,000	7,152,000,000
Investment real estate	0	0
Real estate partnerships	0	0
Investment funds	0	0
Short-term investments	96,000,000	1,000,000
Derivative assets	0	0
Separately managed accounts	0	0
Other	0	0
Cash and cash equivalents	12,609,000,000	13,014,000,000
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	0	0
Other assets – market risk benefit assets	0	0
Separate account assets	857,000,000	804,000,000
Total financial assets	19,893,000,000	21,270,000,000
Liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Derivative liabilities	0	0
Separate account liabilities	857,000,000	804,000,000
Total financial liabilities	857,000,000	804,000,000
Level 1 | U.S. treasury and government
Assets
Available-for-sale fixed maturity securities	268,000,000	299,000,000
Level 1 | U.S. state and municipal
Assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Foreign governments
Assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Corporate debt securities
Assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Residential mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Commercial mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Collateralized debt securities
Assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Common stock
Assets
Equity securities	6,028,000,000	7,132,000,000
Level 1 | Preferred stock
Assets
Equity securities	35,000,000	20,000,000
Level 2
Assets
Available-for-sale fixed maturity securities	89,103,000,000	59,697,000,000
Equity securities	45,000,000	65,000,000
Investment real estate	0	0
Real estate partnerships	0	0
Investment funds	0	0
Short-term investments	516,000,000	243,000,000
Derivative assets	2,872,000,000	1,408,000,000
Separately managed accounts	0	0
Other	0	0
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	16,000,000	19,000,000
Other assets – market risk benefit assets	0	0
Separate account assets	17,000,000	18,000,000
Total financial assets	92,569,000,000	61,450,000,000
Liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Derivative liabilities	1,847,000,000	37,000,000
Separate account liabilities	17,000,000	18,000,000
Total financial liabilities	1,864,000,000	55,000,000
Level 2 | U.S. treasury and government
Assets
Available-for-sale fixed maturity securities	59,000,000	61,000,000
Level 2 | U.S. state and municipal
Assets
Available-for-sale fixed maturity securities	3,070,000,000	3,158,000,000
Level 2 | Foreign governments
Assets
Available-for-sale fixed maturity securities	14,103,000,000	1,829,000,000
Level 2 | Corporate debt securities
Assets
Available-for-sale fixed maturity securities	65,309,000,000	47,317,000,000
Level 2 | Residential mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	1,070,000,000	1,185,000,000
Level 2 | Commercial mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	3,534,000,000	3,628,000,000
Level 2 | Collateralized debt securities
Assets
Available-for-sale fixed maturity securities	1,958,000,000	2,519,000,000
Level 2 | Common stock
Assets
Equity securities	2,000,000	2,000,000
Level 2 | Preferred stock
Assets
Equity securities	43,000,000	63,000,000
Level 3
Assets
Available-for-sale fixed maturity securities	7,286,000,000	4,213,000,000
Equity securities	556,000,000	497,000,000
Investment real estate	1,245,000,000	1,253,000,000
Real estate partnerships	2,399,000,000	2,385,000,000
Investment funds	150,000,000	152,000,000
Short-term investments	0	231,000,000
Derivative assets	193,000,000	203,000,000
Separately managed accounts	49,000,000	54,000,000
Other	575,000,000	407,000,000
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	56,000,000	48,000,000
Premiums due and other receivables – derivative asset	0	0
Other assets – market risk benefit assets	1,167,000,000	1,174,000,000
Separate account assets	0	0
Total financial assets	13,676,000,000	10,617,000,000
Liabilities
Policyholders’ account balances – embedded derivative	6,625,000,000	6,414,000,000
Market risk benefits	4,751,000,000	4,536,000,000
Funds withheld for reinsurance liabilities – embedded derivative	20,000,000	74,000,000
Derivative liabilities	0	0
Separate account liabilities	0	0
Total financial liabilities	11,396,000,000	11,024,000,000
Level 3 | U.S. treasury and government
Assets
Available-for-sale fixed maturity securities	0	0
Level 3 | U.S. state and municipal
Assets
Available-for-sale fixed maturity securities	0	0
Level 3 | Foreign governments
Assets
Available-for-sale fixed maturity securities	51,000,000	22,000,000
Level 3 | Corporate debt securities
Assets
Available-for-sale fixed maturity securities	2,926,000,000	1,282,000,000
Level 3 | Residential mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	18,000,000	19,000,000
Level 3 | Commercial mortgage-backed securities
Assets
Available-for-sale fixed maturity securities	293,000,000	110,000,000
Level 3 | Collateralized debt securities
Assets
Available-for-sale fixed maturity securities	3,998,000,000	2,780,000,000
Level 3 | Common stock
Assets
Equity securities	93,000,000	88,000,000
Level 3 | Preferred stock
Assets
Equity securities	$ 463,000,000	$ 409,000,000